Dividends - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Summary Of Dividends [Line Items]
Dividends declared before financial statements authorised for issue (GBP per share)	£ 0.1784
Dividends declared before financial statements authorised for issue	£ 653
Interim dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)		£ 0.1721
Cash dividend paid		£ 339
Scrip dividend		£ 282